Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	85,478,790
Balance at Dec. 31, 2017	$ 392,554	$ 17,719	$ 784	$ 430	$ 1,214	$ (191,248)	$ 220,239
Statement Line Items [Line Items]
Stock options exercised cashless (in shares)	58,191
Stock options exercised cashless	$ 342	(342)
Restricted and performance share units converted (in shares)	2,495
Restricted and performance share units converted	$ 20	(20)
Share based payment		1,339					1,339
Unrealized loss on equity securities				(1,895)	(1,895)		(1,895)
Net loss						(5,802)	(5,802)
Total Comprehensive Loss				(1,895)	(1,895)	(5,802)	(7,697)
Balance (in shares) at Dec. 31, 2018	85,539,476
Balance at Dec. 31, 2018	$ 392,916	18,696	784	(1,465)	(681)	(197,050)	213,881
Statement Line Items [Line Items]
Stock options exercised cashless (in shares)	428,934
Stock options exercised cashless	$ 1,762	(1,762)
Restricted and performance share units converted (in shares)	75,219
Restricted and performance share units converted	$ 662	(662)
Share based payment		3,341					3,341
Unrealized loss on equity securities				(334)	(334)		(334)
Net loss						(4,426)	(4,426)
Total Comprehensive Loss				(334)	(334)	(4,426)	(4,760)
IFRS 16 transition adjustment on January 1, 2019						(34)	(34)
Stock options exercised (in shares)	442,052
Stock options exercised	$ 4,059	(1,240)					2,819
Deferred share units converted (in shares)	60,166
Deferred share units converted	$ 596	(596)
Balance (in shares) at Dec. 31, 2019	86,545,847
Balance at Dec. 31, 2019	$ 399,995	$ 17,777	$ 784	$ (1,799)	$ (1,015)	$ (201,510)	$ 215,247